Retirement Plans Projected Benefit Payments from Plans (Details) $ in Millions	Sep. 30, 2015 USD ($)
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2016	$ 269
2017	228
2018	227
2019	236
2020	243
2021-2025	1,295
Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2016	19
2017	19
2018	19
2019	19
2020	19
2021-2025	$ 79